Total
DGI Balanced Fund
SUMMARY SECTION: DGI BALANCED FUND
Investment Objective
The Fund seeks long-term capital appreciation and current income.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold Class P shares, Class T shares, and Class NT shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - DGI Balanced Fund - USD ($)	Class P	Class T	Class NT
Sales Charge (Load) Imposed on Purchases	none	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none	none	none
Exchange Fee	none	none	none
Account Service Fee	none	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - DGI Balanced Fund		Class P	Class T	Class NT
Management Fees		0.93%	0.93%	0.93%
Distribution and/or Service (12b-1) Fees		none	none	none
Other Expenses	[1]	0.18%	0.18%	0.18%
Acquired Fund Fees and Expenses	[2]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.13%	1.13%	1.13%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses ("AFFE") represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds or exchange traded funds ("ETFs"). AFFE are estimated for the current fiscal year.

Example
The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This example assumes that you invest $10,000 in the Fund’s Class P shares, Class T shares, and Class NT shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - DGI Balanced Fund - USD ($)	1 Year	3 Years
Class P	115	359
Class T	115	359
Class NT	115	359

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may mean higher transaction costs and could result in higher taxes if you hold Fund shares in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is new, no portfolio turnover statistics are available as of the date of this prospectus.

Principal Investment Strategies

The Fund is principally intended to be an investment option for individual retirement accounts (“IRA”) under the laws of the Commonwealth of Puerto Rico (“Puerto Rico” or the “Commonwealth”). The investment objectives of the Fund are to seek for the shareholders long-term capital appreciation and current income consistent with the investment policies of the Fund and prudent investment management. The Fund seeks to attain its investment objectives by investing in a diversified portfolio of equity and fixed income securities with capital appreciation and current income potential and, as such, intends to operate as a “balanced” fund (i.e., the Fund has a target goal of investing approximately one-third of its assets in equities and approximately two-thirds of its assets in debt securities).

Under normal circumstances, the Fund will invest at least 34% of its assets (the “34% Minimum”) in (i) obligations of the Government of Puerto Rico or any of its instrumentalities or political subdivisions; (ii) securities of an exempt investment trust registered under the Puerto Rico Investment Companies Act (or the 1940 Act, as permitted by Puerto Rico regulations) and engaged in certain eligible activities for job creation or preservation and development of economic activity in certain geographical areas of Puerto Rico and industries that are in the best interest of the Puerto Rico economy, including tourism, manufacturing, scientific research and technological development, as determined by the Secretary of the Department of Economic Development and Commerce of Puerto Rico pursuant to the Puerto Rico Internal Revenue Code of 2011, as amended (the “PR Code”); (iii) mortgage loans constituted for the financing of construction or the acquisition of residential properties in Puerto Rico; or (iv) loans to special employee-owned corporations organized under Puerto Rico law, or their members or stockholders, that qualify for tax-free interest treatment under the PR Code, in accordance with the PR Code and the IRA regulations issued thereunder (the “IRA Regulations”).

The Fund generally will not invest more than 66% of its assets in Puerto Rico general assets, including the capital stock of private companies that derived (i) at least 80% of their gross revenues in the last three years from Puerto Rico sources and (ii) at least 50% of their gross revenues from an active trade or business in Puerto Rico.

Finally, the Fund will not invest more than approximately 33% of its assets in the United States (excluding Puerto Rico), including publicly-traded capital stock.

The equity securities in which the Fund principally invests will be those of small-, mid-, and large-capitalization issuers. The Fund will not concentrate its investments in a particular industry, consistent with its investment restrictions, except that the Fund may invest without limitation in: (i) securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities; and (ii) tax-exempt obligations of state or municipal governments and their political subdivisions.

The Fund seeks to attain its investment objectives through its investment in the following types of securities:

• Mortgages on real property located within the Commonwealth insured by the Federal Housing Administration (“FHA”), the Veterans Administration (“VA”) or any other agency or instrumentality of the United States Government (“FHA/VA Mortgages”);

• Securities or certificates which: (i) evidence beneficial ownership interests in trust funds consisting of pools of FHA/VA Mortgages, which are further guaranteed as to the timely payment of principal and interest by the Government National Mortgage Association (“GNMA Certificates”), (ii) are guaranteed by the Federal National Mortgage Association (“FNMA Certificates”), (iii) are guaranteed as to the timely payment of scheduled principal and interest at the applicable certificate rate and as to the full collection of principal on the mortgages by the Federal Home Loan Mortgage Corporation (“FHLMC Certificates”), or (iv) evidence beneficial ownership interests (including zero coupon, floating-rate, interest only (“IO”), principal only (“PO”), and residual certificates) in trust funds consisting of GNMA Certificates, FNMA Certificates and/or FHLMC Certificates, all the above are collectively referred to hereinafter as “Mortgage Securities”;

• Obligations of, or loans guaranteed by, the Commonwealth or any of its instrumentalities, agencies or political subdivisions, rated in the two highest rating categories by any of Standard & Poor’s Ratings Services (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings (“Fitch”);

• Obligations of, or loans guaranteed by, the Commonwealth or any of its instrumentalities, agencies or political subdivisions, with an investment grade rating, provided that no more than 34% of the total assets of the Fund may be invested in such obligations;

• Securities or obligations issued by the Commonwealth or any of its instrumentalities, agencies or political subdivisions, provided that at the time of such purchase the Fund must have the absolute unconditional right to sell those securities to a bank or savings bank or association, whose deposits are insured by the Federal Deposit Insurance Corporation (“FDIC”), or a broker-dealer who is a member, or a guaranteed subsidiary of a member, of the NYSE, at an agreed price and time, or has them guaranteed or insured by an entity whose obligations are rated in the two highest rating categories by either S&P, Moody’s or Fitch;

• Any security or obligation which is issued or guaranteed by the United States Government or an agency or instrumentality thereof;

• Investment shares or shares issued by any registered investment company, including one sponsored by Oriental Trust or any of its affiliates;

• Any other debt securities with an investment grade rating issued by S&P, Moody’s, or Fitch;

• Any equity security issued by an entity organized under the laws of the Commonwealth, the United States or any state thereof; or

• Short term obligations, including (i) reverse repurchase agreements with a broker-dealer who is a member or a guaranteed subsidiary of a member of the NYSE, a bank or any other qualified financial institution; (ii) deposits of institutions engaged in the banking business, savings and loan associations and other similar institutions whose deposits are insured by the FDIC; or (iii) any other security rated in the two highest rating categories by S&P’s, Moody’s, or Fitch.

Funds received by the Fund, whether by way of the proceeds from the sale of shares or as a result of interest or dividend income or the return on principal, are invested or reinvested in equity and debt securities which meet the investment requirements of the Fund, as well as the requirements of the PR Code and the IRA Regulations.

Principal Risks

You can lose money by investing in the Fund. The Fund can also underperform broad markets or other investments. The Fund’s principal risks include:

Mortgage-Related and Other Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit and interest rate risks, as well as extension and prepayment risks:

Extension Risk — Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

Prepayment Risk — When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Yield Risk — To the extent the Fund invests in FHA/VA Mortgages and Mortgage Securities, the yield of the shares will depend in some part on the rate at which principal payments are made on such securities, which in turn will depend on the rate at which principal prepayments are made on the underlying mortgage loans. As a general matter, the prepayment experience of a pool of mortgage loans is influenced by a variety of economic, geographic, social and other factors, including the level of mortgage interest rates and the rate at which homeowners sell their homes or default in their mortgages. Oriental Trust is not aware of any readily accessible data or reliable information published by the FHA, the VA or the Department of Housing and Urban Development specifically indicating the historical prepayment or foreclosure experience of FHA loans and VA loans originated in the Commonwealth as compared to similar mortgage loans originated in other jurisdictions in the United States.

These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. TBA (or “to be announced”) commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms.

U.S. Government Securities Risk — U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline. In addition, the payment obligations on certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Changing Fixed-Income Markets — The Federal Reserve has begun raising the federal funds rate and may continue to do so. Increases in the federal funds rate may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance.

Investment Company and ETF Risk — An investment company, including an open- or closed-end mutual fund or ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders might negatively affect the value of the shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses. Shares of ETFs trade on exchanges and may be bought and sold at market value. ETF shares may be thinly traded, making it difficult for the Fund to sell shares at a particular time or an anticipated price. ETF shares may also trade at a premium or discount to the net asset value of the ETF; at times, this premium or discount could be significant.

Reverse Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

Corporate Loan Risk — Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain corporate loans may be less developed than the secondary market for bonds and notes, the Fund may experience difficulties in selling its corporate loans.

LIBOR Risk — On July 27, 2017, the United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that it intends to phase out LIBOR by the end of 2021 (although there are initiatives to delay the discontinuation beyond 2021 for certain LIBOR rates). There remains uncertainty regarding the future of LIBOR and the nature of any replacement rate. The replacement and/or discontinuation of LIBOR could lead to significant short-term and long-term uncertainty and market instability. The unavailability and/or discontinuation of LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments that reference LIBOR. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments may have such provisions and there is uncertainty regarding the effectiveness of any alternative methodology. In addition, the unavailability or replacement of LIBOR may affect the value, liquidity or return on Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades.

Puerto Rico-Specific Risk — To the extent that the Fund invests a significant portion of its assets in the Commonwealth, the Fund is more susceptible to factors adversely affecting the Commonwealth. Puerto Rico has been in an economic recession every year since the fourth quarter of fiscal year 2006, excluding fiscal years 2012 and 2019. Puerto Rico is also in a court-supervised debt-restructuring process under Title III of the Puerto Rico Oversight, Management & Economic Stability Act (“PROMESA”) and is susceptible to hurricanes, major storms and earthquakes that affect the local economy. Therefore, any factors affecting Puerto Rico will have a greater effect on the Fund’s performance than they would in a more geographically diversified fund.

Market Risk — The value of stocks and other securities can be highly volatile and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political or other factors (such as natural disasters, epidemics and pandemics, terrorism, conflicts or social unrest) may disrupt the Puerto Rico, US and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies. Recently, the global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, impacting Puerto Rico and the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate other types of risks that apply to the Fund and negatively impact Fund performance and the value of your investment in the Fund.

New Fund Risk — The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size.

1940 Act Risk — The Fund is subject to the Investment Company Act of 1940, as amended (the “1940 Act”), which imposes numerous restrictions and requirements, including, for example, affiliate transaction prohibitions, director independence requirements, investment adviser requirements, borrowing or leverage restrictions, proxy solicitation requirements, periodic reporting requirements, and internal control requirements, any or all of which may have a material effect on the Fund’s operations.

Interest-Rate Risk — The value of fixed-income securities will typically decline when interest rates rise.

Credit Risk — Issuers of fixed-income securities could default or be downgraded if they fail to make required payments of principal or interest.

Municipal Securities Risk — The municipal securities market could be significantly affected by negative political and legislative changes, as well as uncertainties related to taxation or the rights of municipal security holders. Changes in the financial health of a municipality, especially in Puerto Rico, may make it difficult for it to pay interest and principal when due.

Redemption Risk — The Fund may experience losses when selling portfolio investments to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during poor market conditions. Redemption risk may increase if the Fund must sell illiquid investments to meet redemption requests. Heavy redemptions may hurt the Fund’s performance.

Leverage Risk — The Fund’s leverage activities, which are subject to the Fund’s investment policies and restrictions and the requirements of applicable law, present special risks for shareholders, including the possibility of higher volatility in the net asset value of the Fund and a lower rate of return to shareholders.

Smaller Companies Risk — The stocks of small- or mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.

Large-Cap Stock Risk — Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform investments that focus solely on small- or medium-capitalization stocks. Large cap companies may trail the returns of the overall stock market. Historically, large cap stocks tend to go through cycles of doing better or worse than the stock market in general and these periods may last as long as several years.

Convertible Securities Risk — In general, a convertible security is subject to the risks of stocks, and its price may be as volatile as that of the underlying stock, when the underlying stock’s price is high relative to the conversion price, and a convertible security is subject to the risks of debt securities, and is particularly sensitive to changes in interest rates, when the underlying stock’s price is low relative to the conversion price.

When-Issued and Delayed-Delivery Securities Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Tax Risks — The Fund intends to operate in a manner that will cause it to be exempt from Puerto Rico income and municipal license tax as a registered investment company under the PR Code and the Puerto Rico Municipal Code, as amended (the “Municipal Code”).

To be exempt from Puerto Rico income tax the Fund must meet certain requirements, including being registered under Act 93-2013. Due to the repeal of Section 6(a)(1) of the 1940 Act, the Fund must register with the SEC under the 1940 Act and is barred from registering under Act 93-2013. In PR Treasury Determination 19-04 (as defined below under the subheading “Puerto Rico Legal Requirements Applicable to IRA Investments”), the Puerto Rico Treasury Department held that an investment company that (i) is organized in Puerto Rico, (ii) has its principal office in Puerto Rico, and (iii) is registered with the SEC under the 1940 Act, will be treated as a registered investment company under Act 93-2013 and thus be entitled to the tax benefits available under the PR Code to registered investment companies. Puerto Rico registered investment companies under the 1940 Act, such as the Fund, can rely on the holding of PR Treasury Determination 19-04 for purposes of claiming the tax exemption and other tax benefits available under the PR Code. If such determination is revoked by the Puerto Rico Treasury Department or the PR Code is amended to provide otherwise: (i) the Fund would be subject to a Puerto Rico income tax rate of up to 37.5% on its taxable interest income, dividend income and short term capital gains, and to a Puerto Rico income tax of up to 20% on its long term capital gains, and (ii) the Fund’s investors could be subject to a Puerto Rico income tax on the exempt dividends of up to 31.35%.

Under Act 93-2013, Puerto Rico registered investment companies are exempt from the municipal license tax imposed by the Puerto Rico municipalities pursuant to the authority granted by the Municipal Code (formerly under the Municipal License Tax Act, as amended). Pursuant to Article 1.007 of the Municipal Code, municipalities have the authority to impose taxes that are not incompatible with the taxes imposed by the Commonwealth of Puerto Rico. Therefore, Puerto Rico registered investment companies under the 1940 Act should be able to rely on the holding of PR Treasury Determination 19-04 to be treated as a registered investment company under Act 93-2013 for purposes of the municipal license tax exemption. Notwithstanding the foregoing, the municipality of San Juan may disagree with the holding of PR Treasury Determination 19-04 and refuse to treat the Fund as a registered investment company under Act 93-2013, causing the imposition of municipal license taxes of 1.5% on the gross revenues of the Fund.

As an investment trust organized under Puerto Rico law, the Fund is treated as a foreign corporation under the United States Internal Revenue Code of 1986, as amended (the “US Code”). The Fund does not intend to be engaged in a trade or business in the U.S., therefore, the Fund should be subject only to a U.S. federal income tax withholding of 10% on U.S. source dividends, if certain conditions are met, and a 30% U.S. federal income tax withholding on certain other items of fixed, determinable annual or periodic income derived by the Fund from sources within the U.S., including U.S. source dividends not eligible for the 10% withholding rate. See “Tax Information” in the SAI and consult your tax adviser. The Fund is not subject to gains derived from the sale or exchange of securities, except for U.S. real property interests (as defined in Section 897 of the US Code, and U.S. source interest that qualifies as “portfolio interest”. However, if the Fund operates in such a manner that is found to be engaged in a trade or business in the U.S., it will be subject to a U.S. federal income tax of up to 21% on its net income connected to such U.S. trade or business and to a 30% branch profits tax on its after tax income. See “Tax Information” in the SAI.

Cybersecurity Risk — The Fund, like all companies, may be susceptible to operational and information security risks. Cyber security failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations, and the Fund and its shareholders could be negatively impacted as a result.

Floating-Rate Notes Risk — Floating-rate notes are subject to credit risk and interest-rate risk. The interest rate of a floating-rate note may be based on a known lending rate, such as a bank’s prime rate, and resets whenever that rate is adjusted. The interest rate on a variable-rate demand note is reset at specified intervals at a market rate. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may need to be invested in lower-yielding securities that reduce the Fund’s income.

No FDIC Insurance Risk — An investment in the Fund is not a deposit of Oriental Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund has not yet been in operation for a full calendar year as of the date of this prospectus, it has no performance history. Once the Fund has been in operation for at least one calendar year, performance information will be provided for the Fund, as well as a comparison to its relevant market benchmark. You may obtain the Fund’s updated performance information, when available, by visiting the website at www.orientalbank.com/en/for-you/ira-accounts/diversified-growth-ira/ or by calling (787) 620-0000. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.